PowerShares Buyback Achievers Portfolio (Prospectus Summary): | PowerShares Buyback Achievers Portfolio
PowerShares Buyback Achievers TM Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

•  The following replaces the Average Annual Total Returns section for the Periods Ended December 31, 2010 on page 6 of the prospectus for the PowerShares Buyback Achievers TM Portfolio:

Please Retain This Supplement For Future Reference.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
PowerShares Buyback Achievers Portfolio	Return Before Taxes	17.99%		0.15%		Dec. 20, 2006
PowerShares Buyback Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	17.86%		(0.14%)		Dec. 20, 2006
PowerShares Buyback Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	11.69%		(0.06%)		Dec. 20, 2006
PowerShares Buyback Achievers Portfolio S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	S&P 500 ® Index (reflects no deduction for fees, expenses or taxes)	15.08%		(0.82%)		Dec. 20, 2006
PowerShares Buyback Achievers Portfolio Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	16.23%		(3.19%)		Dec. 20, 2006
PowerShares Buyback Achievers Portfolio Share BuyBack Achievers TM Index (reflects no deduction for fees, expenses or taxes)	Share BuyBack Achievers TM Index (reflects no deduction for fees, expenses or taxes)	18.74%	[1]	0.91%	[1]	Dec. 20, 2006	[1]
[1]	The Index Provider recalculated the average annual total returns for the Share BuyBack Achievers TM Index as of December 31, 2010. As a result, the returns for the Share BuyBack Achievers TM Index shown in the table above have been restated from 18.68% for the one-year period and 0.87% for the period since inception.